Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	$ 3,711	$ 3,779
Value added taxes receivable	1,746	2,751
Other receivables	189	101
Trade and other receivables	$ 5,646	$ 6,631